DEBT INSTRUMENTS IN ISSUE - Debt instruments in issue by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 19,126,593	$ 19,921,515
Held to maturity Security
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	19,126,593	19,921,515
Less than 1 year
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	151,992	259,503
Less than 1 year | Held to maturity Security
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	1,514,548	3,228,110
Later than 1 year | Held to maturity Security
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 17,612,045	$ 16,693,405